Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Genter Capital Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital Dividend Income ETF
Class Name	Genter Capital Dividend Income ETF
Trading Symbol	GEND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Genter Capital Dividend Income ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://genterfunds.com/GEND. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://genterfunds.com/GEND
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Capital Dividend Income ETF	$44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended April 30, 2026, the Fund returned 31.44%. It outperformed its benchmark, the S&P 500 Index, which returned 31.05% for the same period. The Fund also outperformed the Russell 1000 Value Index, which returned 29.25% for the same period.

Factors that Impacted the Fund’s Performance

The U.S. economy continues to grow, supported by solid consumer spending and ongoing infrastructure investment, particularly in areas tied to productivity and technology. That said, the pace of growth appears to be moderating, at least in the margins. The most notable shift has been in the labor market. After several years of steady strength, hiring has meaningfully slowed. The jobs market is now operating in what can best be described as a “low hire, low fire” environment, where employers are reluctant to aggressively expand headcount but are also not significantly reducing it. While this dynamic does not suggest an imminent downturn, it does imply that labor expansion is no longer providing the same level of incremental support to economic growth.

The Fund’s security selection within the Financials and Healthcare sectors materially outperformed the benchmark leading to the Fund’s outperformance.

The main contributors to performance include:

• Corning Inc: The company has outperformed due to AI driven demand for fiber-optic connectivity highlighted by large multi-year deals.

• Microchip Technology Inc: The company has corrected its inventory and is seeing improved demand across automotive, industrial and data center markets.

• Cisco Systems Inc: The company is seeing strong AI demand for data center networking combined with a broad networking upgrade cycle.

The main detractors to performance include:

• Kenvue, Inc: The company is facing reputational and litigation risks surrounding the prenatal use of Tylenol by expectant mothers. The company has agreed to a merger with Kimberly Clark.

• Accenture PLC: Companies have shifted spending away fromdiscretionary consulting towards transformational AI projects. This hascaused near term growth to slow.

• Comcast Corp: Broadband competition and continued cord cutting hascut cable growth and been a headwind to margins.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]	Average Annual Total Returns (as of April 30, 2026)
	1 Year	Since Inception (1/13/25)
Genter Capital Dividend Income ETF	31.44%	24.39%
S&P 500 Index	31.05%	19.36%
Russell 1000 Value Index	29.25%	21.75%

Performance Inception Date	Jan. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://genterfunds.com/GEND for more recent performance information.
Net Assets	$ 4,476,686
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 11,973
Investment Company, Portfolio Turnover	9.34%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Net Assets	$4,476,686
Number of Holdings	37
Net Advisory Fee	$11,973
Portfolio Turnover Rate	9.34%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Cisco Systems Inc	4.8%
Coterra Energy Inc	4.5%
Northern Trust Corp	4.4%
Enbridge Inc	4.3%
Altria Group Inc	4.2%
M&T Bank Corp	4.1%
Chevron Corp	3.8%
JPMorgan Chase & Co	3.7%
CVS Health Corp	3.7%
PepsiCo Inc	3.5%

Genter Capital International Dividend ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital International Dividend ETF
Class Name	Genter Capital International Dividend ETF
Trading Symbol	GENW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Genter Capital International Dividend ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://genterfunds.com/GENW. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://genterfunds.com/GENW
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Capital International Dividend ETF	$44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended April 30, 2026, the Fund returned 33.98%. It outperformed its benchmark, the S&P 500 Index, which returned 31.05% for the same period. The Fund also outperformed the MSCI EAFE Value Index, which returned 33.45% for the same period.

Factors that Impacted the Fund’s Performance

The Fund focuses on stocks that pay higher dividend yields and is underweight in large cap growth companies that historically pay little or no dividends. The Fund’s security selection in the financials sector was the leading factor in the strategy’s strong outperformance of its benchmark.

The main contributors to performance include:

• ABB LTD: The company is seeing strong demand for electrification and automation driving robust growth.

• BP: Higher oil prices, strong refining margins, and rising production boosted earnings and profitability.

• Rio Tinto: Higher commodity prices and rising production particularly in copper and iron helped to increase earnings.

The main detractors to performance include:

• DSM Firmench: Weaker growth outlook and slowing demand in vitamins along with an FX headwind all pressured shares over the past year.

• Honda Motor Company: HMC saw sharp profit declines driven by tariffs and the company experienced slowing auto sales in China.

• Sanofi: Earnings and sales missed expectations amid rising research and development spending and declining vaccine revenues.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of April 30, 2026)

	1 Year	Since Inception (1/13/25)
Genter Capital International Dividend ETF	33.98%	38.20%
S&P 500 Index	31.05%	19.36%
MSCI EAFE Value Index	33.45%	41.91%

Performance Inception Date	Jan. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://genterfunds.com/GENW for more recent performance information.
Net Assets	$ 4,841,349
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 5,067
Investment Company, Portfolio Turnover	2.39%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Net Assets	$4,841,349
Number of Holdings	36
Net Advisory Fee	$5,067
Portfolio Turnover Rate	2.39%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Sumitomo Mitsui Financial Group Inc	4.7%
ABB Ltd	4.7%
Mitsubishi UFJ Financial Group Inc	4.6%
Barclays PLC	4.5%
Banco Bilbao Vizcaya Argentaria SA	3.7%
Telefonaktiebolaget LM Ericsson	3.6%
Vodafone Group PLC	3.5%
Enbridge Inc	3.5%
Orange SA	3.5%
Enel SpA	3.3%

Genter Capital Taxable Quality Intermediate ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital Taxable Quality Intermediate ETF
Class Name	Genter Capital Taxable Quality Intermediate ETF
Trading Symbol	GENT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Genter Capital Taxable Quality Intermediate ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://genterfunds.com/GENT. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://genterfunds.com/GENT
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Capital Taxable Quality Intermediate ETF	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended April 30, 2026, the Fund returned 4.06%. It had the same performance as its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.06% for the same period. The Fund outperformed the Bloomberg Intermediate U.S. Gov/Credit Index, which returned 3.67% for the same period.

Factors that Impacted the Fund’s Performance

A majority of the Fund's outperformance came from underweighting the 1 to 3‑year duration bucket relative to the index. Additionally, outperformance came from superior individual security selection.

Top 3 Outperforming Securities

• Ford Motor Corp 7.45% 7/16/31

• HF Sinclair 5.75% 1/15/31

• Safehold 2.50% 1/15/32

Top 3 Underperforming Securities

• Oracle 4.80% 9/26/32

• US Treasury 4.00% 1/31/31

• Glencore 5.634% 4/4/34

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of April 30, 2026)

	1 Year	Since Inception (5/21/24)
Genter Capital Taxable Quality Intermediate ETF	4.06%	5.53%
Bloomberg U.S. Aggregate Bond Index	4.06%	5.10%
Bloomberg Intermediate US Gov/ Credit Index	3.67%	5.32%

Performance Inception Date	May 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://genterfunds.com/GENT for more recent performance information.
Net Assets	$ 91,976,832
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 125,810
Investment Company, Portfolio Turnover	34.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Net Assets	$91,976,832
Number of Holdings	58
Net Advisory Fee	$125,810
Portfolio Turnover Rate	34.90%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
United States Treasury Note, 3.875% 9/30/29	8.5%
United States Treasury Note, 2.875% 5/15/32	8.2%
United States Treasury Note, 4.625% 2/15/35	7.4%
United States Treasury Note, 4.125% 7/31/31	7.2%
United States Treasury Note, 4% 1/31/31	6.8%
United States Treasury Note, 3.5% 2/15/33	5.5%
United States Treasury Note, 4.125% 2/15/36	2.4%
Enbridge Inc, 6% 1/15/77	2.1%
United States Treasury Note, 3.5% 11/15/28	2.1%
Utah Acquisition Sub Inc, 3.95% 6/15/26	2.0%

Genter Capital Municipal Quality Intermediate ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital Municipal Quality Intermediate ETF
Class Name	Genter Capital Municipal Quality Intermediate ETF
Trading Symbol	GENM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Genter Capital Municipal Quality Intermediate ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://genterfunds.com/GENM. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://genterfunds.com/GENM
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Capital Municipal Quality Intermediate ETF	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended April 30, 2026, the Fund returned 5.30%. The Fund underperformed its benchmark, the Bloomberg Municipal Bond Index, which returned 6.34% for the same period. The Fund outperformed the Bloomberg Municipal Bond 5 Year Index, which returned 5.05% for the same period.

Factors that Impacted the Fund’s Performance

Security and sector selection contributed to the Fund's performance. The Fund's significantly higher yield to worst (YTW), which is a measure of the lowest possible yield that can be received on a bond with an early retirement provision, also contributed to the Fund's performance. The Fund's positioning along the edge of the yield curve, commonly known as a "barbell strategy", did not help the Fund's performance. Among the sectors, housing, education and healthcare underperformed. Conversely, the Fund's investments in bonds backed by special taxes and local governments performed well.

Top 3 Outperforming Securities

• Hope Ark Sales & Use Tax 2025

• Fort Worth Tex Special Tax Rev 2025

• The Indianapolis Local Public Improvement Bank 2025

Top 3 Underperforming Securities

• Scranton-Lackawanna PA Health & Welfare Auth Rev 2026
5.00% 11/1/2033

• California Community Choice Fing Auth Clean Energy Project
Rev 2026, 5.00% 3/1/2036

• California Community Choice Fing Auth Clean Energy Project Rev 2026, 5.00%, 2/1/2031

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of April 30, 2026)

	1 Year	Since Inception (5/21/24)
Genter Capital Municipal Quality Intermediate ETF	5.30%	4.49%
Bloomberg Municipal Bond Index	6.34%	3.76%
Bloomberg Municipal Bond 5 Year Index	5.05%	3.97%

Performance Inception Date	May 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://genterfunds.com/GENM for more recent performance information.
Net Assets	$ 26,242,586
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 28,591
Investment Company, Portfolio Turnover	47.79%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Net Assets	$26,242,586
Number of Holdings	81
Net Advisory Fee	$28,591
Portfolio Turnover Rate	47.79%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) State Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Fidelity Government Portfolio	7.7%
Texas Municipal Gas Acquisition & Supply Corp IV	3.6%
State of Texas	3.3%
California Community Choice Financing Authority	3.0%
Vancouver Housing Authority	3.0%
Louisiana Housing Corp	2.9%
Wayne County Airport Authority	2.5%
California Municipal Finance Authority	2.3%
Black Belt Energy Gas District	2.2%
Kentucky Public Energy Authority	2.2%